Operating Segments - Segment Revenues and Profit (Loss) (Details)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment reporting
Number of operating segments | segment				2		2
Revenues			$ 2,342		$ 119,371	$ 119,371	$ 839,359
Cost of revenues			(2,342)		(119,371)	(119,371)	(742,048)
Gross Profit							97,311
Research and development	$ 1,677,014	$ 1,941,680	501,158	$ 3,618,694	1,596,198	5,223,589	3,312,699
General and administrative	1,086,865		1,243,517	2,171,693	2,265,568	4,215,908	4,482,552
Adjusted loss from operations	(2,763,879)		(1,744,675)	(5,790,387)	(3,861,766)	(9,439,497)	(7,697,940)
Share-based compensation				163,112	117,636	329,815	370,182
Loss from operations	(2,763,879)	$ (3,026,508)	(1,744,675)	(5,790,387)	(3,861,766)	(9,439,497)	(7,697,940)
Other (expenses) income, net	61,903		100,173	137,143	301,937	763,807	(210,593)
Net loss before income taxes	(2,701,976)		(1,644,502)	(5,653,244)	(3,559,829)	(8,675,690)	(7,908,533)
Total Segments
Segment reporting
Revenues			2,342		119,371	119,371	839,359
Cost of revenues			(2,342)		(119,371)	(119,371)	(742,048)
Gross Profit							97,311
Research and development	1,526,431		322,589	3,335,368	1,206,818	4,483,623	2,652,761
General and administrative							138,332
Adjusted loss from operations	(1,526,431)		(322,589)	(3,335,368)	(1,206,818)	(4,483,623)	(2,693,782)
Share-based compensation	27,326		21,557	54,654	42,817	131,917	150,465
Depreciation and amortization	493		1,112	918	2,224	4,070	4,587
Loss from operations	(1,554,250)		(345,258)	(3,390,940)	(1,251,859)	(4,619,610)	(2,848,834)
Other (expenses) income, net			(31,346)		(23,806)	(22,342)	25,267
Net loss before income taxes	(1,554,250)		(376,604)	(3,390,940)	(1,275,665)	(4,641,952)	(2,823,567)
Total Segments | Specialized BioTherapeutics
Segment reporting
Revenues			2,342		119,371	119,371	395,124
Cost of revenues			(2,342)		(119,371)	(119,371)	(395,124)
Research and development	1,523,099		261,313	3,273,701	1,100,292	4,233,771	2,524,356
General and administrative							138,332
Adjusted loss from operations	(1,523,099)		(261,313)	(3,273,701)	(1,100,292)	(4,233,771)	(2,662,688)
Share-based compensation	26,487		20,940	52,975	41,612	127,774	145,683
Depreciation and amortization	423		953	787	1,906	3,489	3,932
Loss from operations	(1,550,009)		(283,206)	(3,327,463)	(1,143,810)	(4,365,034)	(2,812,303)
Other (expenses) income, net			(31,346)		(23,806)	(22,342)	25,267
Net loss before income taxes	(1,550,009)		(314,552)	(3,327,463)	(1,167,616)	(4,387,376)	(2,787,036)
Total Segments | Public Health Solutions
Segment reporting
Revenues							444,235
Cost of revenues							(346,924)
Gross Profit							97,311
Research and development	3,332		61,276	61,667	106,526	249,852	128,405
Adjusted loss from operations	(3,332)		(61,276)	(61,667)	(106,526)	(249,852)	(31,094)
Share-based compensation	839		617	1,679	1,205	4,143	4,782
Depreciation and amortization	70		159	131	318	581	655
Loss from operations	(4,241)		(62,052)	(63,477)	(108,049)	(254,576)	(36,531)
Net loss before income taxes	(4,241)		(62,052)	(63,477)	(108,049)	(254,576)	(36,531)
Adjustments
Segment reporting
Research and development	27,819		22,669	55,572	45,041	135,987	155,052
Adjusted loss from operations	(27,819)		(22,669)	(55,572)	(45,041)	(135,987)	(155,052)
Share-based compensation	(27,326)		(21,557)	(54,654)	(42,817)	(131,917)	(150,465)
Depreciation and amortization	(493)		(1,112)	(918)	(2,224)	(4,070)	(4,587)
Corporate
Segment reporting
Research and development	122,764		155,900	227,754	344,339	603,979	504,886
General and administrative	1,014,468		1,206,923	2,062,842	2,189,797	4,016,266	4,122,536
Adjusted loss from operations	(1,137,232)		(1,362,823)	(2,290,596)	(2,534,136)	(4,620,245)	(4,627,422)
Share-based compensation	72,187		36,118	108,458	74,819	197,898	219,717
Depreciation and amortization	210		476	393	952	1,744	1,967
Loss from operations	(1,209,629)		(1,399,417)	(2,399,447)	(2,609,907)	(4,819,887)	(4,849,106)
Other (expenses) income, net	61,903		131,519	137,143	325,743	786,149	(235,860)
Net loss before income taxes	(1,147,726)		(1,267,898)	(2,262,304)	(2,284,164)	(4,033,738)	(5,084,966)
Adjustments.
Segment reporting
General and administrative	72,397		36,594	108,851	75,771	199,642	221,684
Adjusted loss from operations	(72,397)		(36,594)	(108,851)	(75,771)	(199,642)	(221,684)
Share-based compensation	(72,187)		(36,118)	(108,458)	(74,819)	(197,898)	(219,717)
Depreciation and amortization	$ (210)		$ (476)	$ (393)	$ (952)	$ (1,744)	$ (1,967)